John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name:   Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

March 4, 2008

EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N. E.

Washington, D.C. 20549

Re:	John Hancock Equity Trust– (the “Trust”) on behalf of
Growth Trends Fund
Small Cap Fund and
Technology Leaders Fund (the “Funds”)

File Nos. 811-4079 and 2-92548

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Classes A,B and C Prospectuses and the Class I Prospectuses of the Funds and the combined Statement of Additional Information dated March 1, 2008 for the above-captioned registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j), does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary